CAPITAL APPRECIATION
                                     INCOME

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1998
                                   (Unaudited)


                                     UTILITY
                                      FUND


                                     EQUITY
                                      FUND


                                  GROWTH/VALUE
                                      FUND


                                AGGRESSIVE GROWTH
                                      FUND

Countrywide Investments

COUNTRYWIDE Strategic Trust
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

Shareholder Services
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

Board of Trustees
Angelo R. Mozilo, Chairman
Robert H. Leshner, President
Donald L. Bogdon, M.D.
H. Jerome Lerner
Howard J. Levine
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

Investment Adviser
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Strategic Trust.

LETTER FROM THE CHAIRMAN
================================================================================

Dear Shareholders:

As we approach our 30th anniversary, it is imperative to reflect upon the dreams that have been realized since David Loeb and I founded Countrywide Credit Industries, Inc. Countrywide has far exceeded our vision of a full-service mortgage company that would provide homeownership opportunities for millions of people across the country. Since our inception in 1969, Countrywide has strategically broadened its scope to offer a complete line of finance-related products and services that augment company profits, capitalize core competencies and enhance customer retention. Today, Countrywide is highly regarded as a skilled provider of diversified products and services.

We are committed to creating value for our shareholders by offering a variety of investment opportunities. The Countrywide Family of Funds is comprised of an innovative financial product line designed to meet the diverse needs of our investors. There are currently 17 funds offered through Countrywide Investments. Each fund is designed to fulfill specific financial needs. As the merger and acquisition team continues to add new funds, shareholders will be provided with an even broader range of investment choices. Countrywide continues to build shareholder value by capitalizing on opportunities and pioneering innovative strategies based on stable, long-term performance. By anticipating the needs of our investors, Countrywide Investments also works diligently to provide numerous shareholder services.

As the nation's largest independent residential mortgage lender and servicer, Countrywide now has more than 2 million customers which represents a servicing portfolio of over $200 billion. With 500 offices nationwide and nearly 11,000 employees, Countrywide remains focused on steady growth. The diverse line of Countrywide funds continues to be a critical part of our mortgage lending and servicing operations.

Countrywide is committed to the needs of our investors. As we look to the future, Countrywide will continue to search for and offer financial products and services that will increase shareholder value.

Sincerely,

/s/ Angelo R. Mozilo
Angelo R. Mozilo
Chairman

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholders:

We are pleased to present Countrywide Strategic Trust's semi-annual report for the six months ended September 30, 1998. This report provides financial data and performance information for the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund. These Funds represent the four equity products currently offered among the 17 mutual funds which comprise the Countrywide Family of Funds.

A variety of forces converged to influence market volatility in recent months including the scandal in the White House, the ongoing economic crisis in Asia and Latin America and the devaluation of Russia's ruble. Markets suffered significant losses during the quarter ended September 30, 1998, although stocks began to rebound near quarter end.

Utility stocks continued to be among the best performers in the equity market. Considered "defensive" stocks, utilities can provide a safe haven during periods of market volatility because they often experience less price fluctuation. In fact, the Countrywide Utility Fund received national recognition for its performance for the 12-month period ended September 30, 1998.

The bond market continued to see a powerful "flight to quality." Treasuries rose sharply driving the yield on the 30-year bond to a record low. Some economists forecasted the onset of a deflationary period, and the U.S. government announced a record $70 billion surplus. These factors worked to keep a lid on the issuance of new Treasuries and provided an additional boost to the rally.

We remain positive about the long-term prospects for domestic stocks and the defensive nature of utility stocks, with their consistent and predictable earnings and dividends. Because it is impossible to predict the short-term direction of the market, however, we encourage investors to stay on course with their financial plans. A good strategy in a volatile market is to maintain a diversified portfolio. It also is important to consider investment time horizons, to invest regularly and, most importantly, to remain focused on financial goals.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to continued service to you in the future.

Sincerely,

/s/ Robert H. Leshner
Robert H. Leshner
President

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1998 (Unaudited)

====================================================================================================================================
                                                                                 Utility           Equity
                                                                                  Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost...................................................     $ 25,291,729     $  33,546,712
                                                                             ==============   ===============

   At amortized cost.....................................................     $ 25,276,546     $  33,546,712
                                                                             ==============   ===============


   At market value (Note 2)..............................................     $ 42,290,999     $  41,033,796
Repurchase agreements (Note 2)...........................................               --         3,855,000
Cash.....................................................................            3,838               559
Dividends and interest receivable........................................          163,163            30,602
Receivable for capital shares sold ......................................           28,725            11,503
Other assets.............................................................           12,795            22,218
                                                                             --------------   ---------------

   TOTAL ASSETS..........................................................       42,499,520        44,953,678
                                                                             --------------   ---------------



LIABILITIES
Dividends payable........................................................           30,463               303
Payable for capital shares redeemed......................................          101,534            16,823
Payable to affiliates (Note 4)...........................................           42,394            44,433
Other accrued expenses and liabilities ..................................            6,744            17,217
                                                                             --------------   ---------------

   TOTAL LIABILITIES.....................................................          181,135            78,776
                                                                             --------------   ---------------


NET ASSETS ..............................................................     $ 42,318,385     $  44,874,902
                                                                             ==============   ===============


Net assets consist of:
Paid-in capital..........................................................     $ 24,825,178     $  37,242,506
Undistributed net investment income......................................               63               736
Accumulated net realized gains from security transactions................          478,691           144,576
Net unrealized appreciation on investments ..............................       17,014,453         7,487,084
                                                                             --------------   ---------------

Net assets ..............................................................     $ 42,318,385     $  44,874,902
                                                                             ==============   ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...............................     $ 39,104,849     $  42,112,116
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................        2,410,079         2,401,575
                                                                             ==============   ===============

Net asset value and redemption price per share (Note 2)..................     $      16.23     $       17.54
                                                                             ==============   ===============

Maximum offering price per share (Note 2)................................     $      16.91     $       18.27
                                                                             ==============   ===============


PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ...............................     $  3,213,509     $   2,762,786
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................          198,311           158,615
                                                                             ==============   ===============

Net asset value, offering price and redemption price per share (Note 2)..     $      16.20     $       17.42
                                                                             ==============   ===============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1998 (Unaudited)

====================================================================================================================================
                                                                                 Growth/         Aggressive
                                                                                  Value            Growth
                                                                                  Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost...................................................     $ 20,440,810     $  11,159,466
                                                                             ==============   ===============

   At amortized cost.....................................................     $ 20,440,846     $  11,159,466
                                                                             ==============   ===============

   At market value (Note 2)..............................................     $ 25,178,139     $  12,422,713
Cash.....................................................................            1,916                --
Dividends receivable.....................................................           22,465             4,524
Receivable for capital shares sold.......................................            6,621             5,507
Receivable for securities sold...........................................               --           328,276
Organization costs, net (Note 2).........................................           12,699            12,699
Other assets.............................................................           11,013            10,182
                                                                             --------------   ---------------

   TOTAL ASSETS..........................................................       25,232,853        12,783,901
                                                                             --------------   --------------

LIABILITIES
Bank overdraft...........................................................               --            74,668
Payable for capital shares redeemed......................................          110,423            40,950
Payable for securities purchased.........................................               --           203,307
Payable to affiliates (Note 4)...........................................           23,440            12,980
Other accrued expenses and liabilities...................................           14,380             9,245
                                                                             --------------   ---------------

   TOTAL LIABILITIES.....................................................          148,243           341,150
                                                                             --------------   ---------------

NET ASSETS ..............................................................     $ 25,084,610     $  12,442,751
                                                                             ==============   ===============

Net assets consist of:
Paid-in capital..........................................................     $ 18,484,443     $  10,689,752
Accumulated net investment loss..........................................         (106,733)          (98,091)
Accumulated net realized gains from security transactions................        1,969,607           587,843
Net unrealized appreciation on investments...............................        4,737,293         1,263,247
                                                                             --------------   ---------------

Net assets...............................................................     $ 25,084,610     $  12,442,751
                                                                             ==============   ===============


Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................        1,652,702           927,175
                                                                             ==============   ===============

Net asset value and redemption price per share (Note 2)..................     $      15.18     $       13.42
                                                                             ==============   ===============

Maximum offering price per share (Note 2)................................     $      15.81     $       13.98
                                                                             ==============   ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1998 (Unaudited)

====================================================================================================================================
                                                                                 Utility           Equity
                                                                                  Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................................     $    715,388     $     216,860
   Interest .............................................................          100,934           161,127
                                                                             --------------   ---------------

     TOTAL INVESTMENT INCOME ............................................          816,322           377,987
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4) ....................................          159,703           176,060
   Distribution expenses, Class A (Note 4)...............................           49,037            54,497
   Distribution expenses, Class C (Note 4) ..............................           16,790            16,757
   Transfer agent fees, Class A (Note 4).................................           16,795            11,473
   Transfer agent fees, Class C (Note 4).................................            6,000             6,000
   Accounting services fees (Note 4) ....................................           18,000            18,500
   Professional fees ....................................................            9,641             9,041
   Postage and supplies..................................................            6,502             9,432
   Trustees' fees and expenses ..........................................            5,028             5,028
   Registration fees, Common ............................................            1,067               717
   Registration fees, Class A ...........................................            1,854             1,569
   Registration fees, Class C ...........................................            1,615             1,450
   Custodian fees .......................................................            2,991             3,850
   Reports to shareholders ..............................................            3,650             2,880
   Insurance expense ....................................................            1,995             1,645
   Other expenses .......................................................            1,958             6,992
                                                                             --------------   ---------------

     TOTAL EXPENSES .....................................................          302,626           325,891
                                                                             --------------   ---------------

NET INVESTMENT INCOME ...................................................          513,696            52,096
                                                                             --------------   ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ........................          478,638           144,480
   Net change in unrealized appreciation/depreciation on investments.....      (1,985,715)        (4,917,335)
                                                                             --------------   ---------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .......................      (1,507,077)        (4,772,855)
                                                                             --------------   ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS  .............................     $  (993,381)     $  (4,720,759)
                                                                             ==============   ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1998 (Unaudited)

====================================================================================================================================
                                                                                 Growth/         Aggressive
                                                                                  Value            Growth
                                                                                  Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends.............................................................     $    111,312     $      30,670
   Interest                                                                         12,306            10,663
                                                                             --------------   ---------------
     TOTAL INVESTMENT INCOME.............................................          123,618            41,333
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................          138,766            71,499
   Distribution expenses (Note 4)........................................           34,691            17,875
   Accounting services fees (Note 4).....................................           12,000            12,000
   Professional fees.....................................................            7,541             6,041
   Trustees' fees and expenses...........................................            6,095             6,095
   Transfer agent fees (Note 4)..........................................            6,000             6,000
   Postage and supplies..................................................            4,896             4,980
   Custodian fees........................................................            5,204             4,313
   Amortization of organization costs (Note 2)...........................            3,177             3,177
   Reports to shareholders...............................................            1,772             1,766
   Insurance expense.....................................................            1,575             1,005
   Registration fees.....................................................              722               493
   Other expenses........................................................            7,912             4,180
                                                                             --------------   ---------------
     TOTAL EXPENSES......................................................          230,351           139,424
                                                                             --------------   ---------------

NET INVESTMENT LOSS .....................................................         (106,733)          (98,091)
                                                                             --------------   ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ........................        1,566,451           702,741
   Net change in unrealized appreciation/depreciation on investments ....       (3,374,936)       (2,992,169)
                                                                             --------------   ---------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .......................       (1,808,485)       (2,289,428)
                                                                             --------------   ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS  .............................     $(1,915,218)   $ (2,387,519)
                                                                             --------------   ---------------

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1998 and March 31, 1998

====================================================================================================================================
                                                              Utility                        Equity
                                                               Fund                           Fund
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                   September 30,      Ended       September 30,      Ended
                                                       1998         March 31,         1998         March 31,
                                                    (Unaudited)       1998         (Unaudited)       1998
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income.......................   $    513,696    $  1,203,757    $    52,096    $   134,298
   Net realized gains from security
     transactions..............................        478,638         396,431        144,480        131,522
   Net change in unrealized appreciation/
     depreciation on investments...............     (1,985,715)     12,365,467     (4,917,335)     9,717,678
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in net assets
     from operations...........................       (993,381)     13,965,655     (4,720,759)     9,983,498
                                                  ------------   --------------  -------------  -------------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A.........       (491,752)     (1,131,462)       (51,360)      (134,305)
   From net investment income, Class C.........        (21,881)        (72,537)            --             --
   From net realized gains on security
     transactions, Class A.....................             --        (598,344)            --        (266,654)
   From net realized gains on security
     transactions, Class C.....................             --         (49,575)            --         (29,203)
                                                  ------------   --------------  -------------  -------------
Decrease in net assets from distributions
     to shareholders...........................       (513,633)     (1,851,918)       (51,360)       (430,162)
                                                  ------------   --------------  -------------  -------------


FROM CAPITAL SHARE TRANSACTIONS (Note 5):
CLASS A
   Proceeds from shares sold...................      1,624,003       6,395,680     10,037,319     27,157,778
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..............................        435,831       1,560,076         50,631         393,608
   Payments for shares redeemed................     (4,036,652)    (12,764,160)    (1,860,345)    (12,645,062)
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in net assets from
   Class A share transactions..................     (1,976,818)     (4,808,404)     8,227,605      14,906,324
                                                  ------------   --------------  -------------  -------------

CLASS C
   Proceeds from shares sold...................        181,132         343,251        194,341         386,194
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..............................         19,631         112,220             --          29,105
   Payments for shares redeemed................       (457,937)       (887,840)      (972,921)       (429,754)
                                                  ------------   --------------  -------------  -------------

Net decrease in net assets from Class C
     share transactions........................       (257,174)       (432,369)      (778,580)        (14,455)
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in net assets from
     capital share transactions................     (2,233,992)     (5,240,773)     7,449,025      14,891,869
                                                  ------------   --------------  -------------  -------------


TOTAL INCREASE (DECREASE) IN NET ASSETS .......     (3,741,006)      6,872,964      2,676,906      24,445,205

NET ASSETS:
   Beginning of period.........................     46,059,391      39,186,427     42,197,996      17,752,791
                                                  ------------   --------------  -------------  -------------

   End of period...............................   $ 42,318,385    $ 46,059,391    $44,874,902     $42,197,996
                                                  ============   ==============  =============  =============

UNDISTRIBUTED NET INVESTMENT INCOME   .........   $         63    $         --    $       736     $        --
                                                  ============   ==============  =============  =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1998, March 31,1998 and August 31, 1997

====================================================================================================================================
                                                    Growth/Value Fund                     Aggressive Growth Fund
                                            Six Months                              Six Months
                                               Ended      Seven Months     Year          Ended      Seven Months    Year
                                           September 30,      Ended        Ended     September 30,      Ended       Ended
                                               1998         March 31,    August 31,      1998         March 31,   August 31,
                                            (Unaudited)      1998(A)       1997      (Unaudited)       1998(A)      1997
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss.....................  $ (106,733)  $  (146,022)    $  (214,624)  $   (98,091)   $  (142,331)  $  (148,879)
   Net realized gains (losses) from
     security transactions.................   1,566,451     1,566,803         894,909       702,741        241,580      (356,478)
   Net change in unrealized appreciation/
     depreciation on investments..........   (3,374,936)      437,753       7,431,395    (2,992,169)      (458,321)    4,653,168
                                            -----------   -----------     -----------   -----------    -----------   -----------
Net increase (decrease) in net assets
     from operations......................   (1,915,218)    1,858,534       8,111,680    (2,387,519)      (359,072)    4,147,811
                                            -----------   -----------     -----------   -----------    -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains on security
     transactions.........................           --    (1,021,333)       (888,542)           --             --       (16,180)
                                            -----------   -----------     -----------   -----------    -----------   -----------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
   Proceeds from shares sold ..............   2,250,350     6,013,814       9,367,824     2,009,982      4,724,918     5,211,479
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..........................          --       348,462         260,810            --             --         4,532
     Payments for shares redeemed .........  (3,899,775)   (5,328,293)     (5,181,368)   (2,675,076)    (2,854,217)   (1,913,821)
                                            -----------   -----------     -----------   -----------    -----------   -----------

Net increase (decrease) in net assets
     from capital share transactions         (1,649,425)    1,033,983       4,447,266      (665,094)     1,870,701     3,302,190
                                            -----------   -----------     -----------   -----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS  ..  (3,564,643)    1,871,184      11,670,404    (3,052,613)     1,511,629     7,433,821
NET ASSETS:
   Beginning of period.....................  28,649,253    26,778,069      15,107,665    15,495,364     13,983,735     6,549,914
                                            -----------   -----------     -----------   -----------    -----------   -----------
   End of period........................... $25,084,610   $28,649,253     $26,778,069   $12,442,751    $15,495,364   $13,983,735
                                            ===========   ===========     ===========   ===========    ===========   ===========

(A) Effective as of the close of business on August 29, 1997, the Growth/Value Fund and Aggressive Growth Fund were reorganized and the fiscal year-end of each Fund, subsequent to August 31, 1997, was changed to March 31 (Note 6).

See accompanying notes to financial statements.

UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS A
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended
                                           September 30,                Years Ended March 31,
                                               1998
                                            (Unaudited)   1998       1997       1996       1995        1994

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  16.76   $  12.44   $  12.24   $  10.47    $ 10.52    $ 11.34
                                            ---------- ----------  ---------  ---------  ---------  ---------


Income (loss) from investment operations:
   Net investment income...................      0.20       0.43       0.46       0.47       0.43       0.37
   Net realized and unrealized gains
     (losses) on investments                    (0.53)      4.56       0.22       1.77      (0.05)     (0.59)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations...........     (0.33)      4.99       0.68       2.24       0.38      (0.22)
                                            ---------- ----------  ---------  ---------  ---------  ---------


Less distributions:
   Dividends from net investment income....     (0.20)     (0.43)     (0.46)     (0.47)     (0.43)     (0.37)
   Distributions from net realized gains...        --      (0.24)     (0.02)        --         --      (0.23)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions........................     (0.20)    (0.67)      (0.48)     (0.47)     (0.43)     (0.60)
                                            ---------- ----------  ---------  ---------  ---------  ---------


Net asset value at end of period...........  $  16.23   $  16.76   $  12.44   $  12.24    $ 10.47    $ 10.52
                                            ========== ==========  =========  =========  =========  =========

Total return(A) ...........................     (1.93)%    40.92%      5.61%     21.65%      3.68%     (2.11)%
                                            ========== ==========  =========  =========  =========  =========



Net assets at end of period (000's)........  $ 39,105   $ 42,463   $ 36,087   $ 40,424    $40,012    $40,373
                                            ========== ==========  =========  =========  =========  =========

Ratio of expenses to average net assets....      1.33%(B)   1.25%      1.25%      1.25%      1.25%      1.25%

Ratio of net investment income to average
     net assets............................      2.51%(B)   3.03%      3.65%      3.97%      4.06%      3.32%

Portfolio turnover rate ...................         0%(B)      0%         3%        11%        17%        91%
------------------------------------------------------------------------------------------------------------------------------------

(A) Total returns shown exclude the effect of applicable sales loads.
(B)Annualized.

See accompanying notes to financial statements.

UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
====================================================================================================================================
                                              Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended                                                  Period
                                           September 30,             Years Ended March 31,             Ended
                                               1998                                                  March 31,
                                            (Unaudited)   1998       1997       1996       1995       1994(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  16.74   $  12.43   $  12.23   $  10.46    $ 10.51    $ 11.55
                                            ---------- ----------  ---------  ---------  ---------  ---------

Income (loss) from investment operations:
   Net investment income...................      0.11       0.31       0.35       0.37       0.35       0.23
   Net realized and unrealized gains
     (losses) on investments...............     (0.54)      4.57       0.24       1.78      (0.04)     (0.81)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations...........     (0.43)      4.88       0.59       2.15       0.31      (0.58)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Less distributions:
   Dividends from net investment income....     (0.11)     (0.33)     (0.37)     (0.38)     (0.36)     (0.23)
   Distributions from net realized gains...        --      (0.24)     (0.02)        --         --      (0.23)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions........................     (0.11)     (0.57)     (0.39)     (0.38)     (0.36)     (0.46)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period...........  $  16.20   $  16.74   $  12.43   $  12.23    $ 10.46    $ 10.51
                                            ========== ==========  =========  =========  =========  =========

Total return(B) ...........................     (2.58)%    39.91%      4.82%     20.78%      3.00%     (7.89)%(C)
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's)........  $  3,214   $  3,597   $  3,099   $  3,686    $ 3,599    $ 1,742
                                            ========== ==========  =========  =========  =========  =========

Ratio of expenses to average net assets ...     2.50%(C)    2.00%      2.00%      2.00%      2.00%      2.00%(C)

Ratio of net investment income to
     average net assets                         1.34%C)     2.28%      2.89%      3.19%      3.41%      2.19%(C)

Portfolio turnover rate....................       0%(C)        0%         3%        11%        17%        91%(C)

------------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from date of public offering (August 2, 1993) through March 31, 1994.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Annualized.

See accompanying notes to financial statements.

EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS A

====================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended                                                  Period
                                           September 30,                         Years Ended March 31,    Ended
                                               1998                                                  March 31,
                                            (Unaudited)   1998       1997       1996       1995       1994(A)

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  19.38   $  13.76   $  12.45   $   9.84    $  9.26    $ 10.02
                                            ---------- ----------  ---------  ---------  ---------  ---------


Income (loss) from investment operations:
   Net investment income...................      0.03       0.09       0.12       0.13       0.15       0.08
   Net realized and unrealized gains
     (losses) on investments                    (1.85)      5.76       1.35       2.60       0.59      (0.34)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations...........     (1.82)      5.85       1.47       2.73       0.74     (0.26)
                                            ---------- ----------  ---------  ---------  ---------  ---------


Less distributions:
   Dividends from net investment income....     (0.02)     (0.08)     (0.12)     (0.12)     (0.16)     (0.08)
   Distributions from net realized gains...        --      (0.15)     (0.04)        --         --      (0.42)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions........................     (0.02)     (0.23)     (0.16)     (0.12)     (0.16)     (0.50)
                                            ---------- ----------  ---------  ---------  ---------  ---------


Net asset value at end of period...........  $  17.54   $  19.38   $  13.76   $  12.45    $  9.84    $  9.26
                                            ========== ==========  =========  =========  =========  =========



Total return(B) ...........................     (9.44)%    42.74%     11.82%     27.90%      8.07%     (3.98)%(D)
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's)........  $ 42,112   $ 38,336   $ 14,983   $  8,502    $ 4,300    $ 3,346
                                            ========== ==========  =========  =========  =========  =========

Ratio of net expenses to average
     net assets(C).........................      1.31%(D)   1.25%      1.25%      1.25%      1.25%      1.24%(D)

Ratio of net investment income to
     average net assets....................      0.30%(D)   0.53%      0.91%      1.06%      1.57%      0.82%(D)

Portfolio turnover rate....................         5%(D)      7%        38%        38%       159%       109%(D)
------------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from date of public offering (August 2, 1993) through March 31, 1994.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.43%, 2.02%, 1.94% and 2.04%(D) for the periods ended March 31, 1997, 1996, 1995 and 1994, respectively.
(D) Annualized.

See accompanying notes to financial statements.

EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended                                                  Period
                                           September 30,            Years Ended March 31,              Ended
                                               1998                                                  March 31,
                                            (Unaudited)   1998       1997       1996       1995       1994(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  19.34   $  13.77   $  12.46   $   9.86    $  9.26    $ 10.00
                                            ---------- ----------  ---------  ---------  ---------  ---------


Income (loss) from investment operations:
   Net investment income (loss)............     (0.08)     (0.03)      0.02       0.05       0.10       0.03
   Net realized and unrealized gains
     (losses) on investments...............     (1.84)      5.75       1.35       2.60       0.57      (0.32)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations...........     (1.92)      5.72       1.37       2.65       0.67      (0.29)
                                            ---------- ----------  ---------  ---------  ---------  ---------


Less distributions:
   Dividends from net investment income....        --         --      (0.02)     (0.05)     (0.07)     (0.03)
   Distributions from net realized gains...        --      (0.15)     (0.04)        --         --      (0.42)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions........................        --      (0.15)     (0.06)     (0.05)     (0.07)     (0.45)
                                            ---------- ----------  ---------  ---------  ---------  ---------


Net asset value at end of period...........  $  17.42   $  19.34   $  13.77   $  12.46    $  9.86    $  9.26
                                            ========== ==========  =========  =========  =========  =========



Total return(B) ...........................     (9.93)%    41.63%     11.01%     26.90%      7.32%     (3.58)%(D)
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's)........  $  2,763   $  3,862   $  2,770   $  2,436    $ 1,995    $ 5,857
                                            ========== ==========  =========  =========  =========  =========

Ratio of net expenses to average
     net assets(C).........................      2.41%(D)   2.00%      2.00%      2.00%      2.00%      1.94%(D)

Ratio of net investment income (loss) to
     average net assets....................     (0.82)%(D) (0.18)%     0.15%      0.38%      0.68%      0.58%(D)

Portfolio turnover rate....................         5%(D)      7%        38%        38%       159%       109%(D)

------------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from date of public offering (June 7, 1993) through March 31, 1994.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.14%, 2.70%, 2.50% and 2.33%(D) for the periods ended March 31, 1997, 1996, 1995 and 1994, respectively.
(D) Annualized.

See accompanying notes to financial statements.

GROWTH/VALUE FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                     Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                                    Six Months
                                                       Ended      Seven Months        Year          Period
                                                   September 30,      Ended           Ended          Ended
                                                       1998         March 31,      August 31,     August 31,
                                                    (Unaudited)      1998(A)          1997          1996(B)

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      16.30    $      15.90    $     11.18    $     10.00
                                                  ------------   --------------  -------------  -------------

Income (loss) from investment operations:
   Net investment loss.........................          (0.06)          (0.08)         (0.13)         (0.06)(C)
   Net realized and unrealized gains
     (losses) on investments...................          (1.06)           1.05           5.39           1.24
                                                  ------------   --------------  -------------  -------------
Total from investment operations...............          (1.12)           0.97           5.26           1.18
                                                  ------------   --------------  -------------  -------------

Less distributions:
   Distributions from net realized gains.......             --           (0.57)         (0.54)            --
                                                  ------------   --------------  -------------  -------------

Net asset value at end of period...............   $      15.18    $      16.30    $     15.90    $     11.18
                                                  ============   ==============  =============  =============

Total return(D) ...............................          (6.87)%          6.43%         47.11%         11.80%
                                                  ============   ==============  =============  =============

Net assets at end of period (000's)............   $     25,085    $     28,649    $    26,778    $    15,108
                                                  ============   ==============  =============  =============

Ratio of net expenses to average
     net assets(E).............................           1.66%(F)        1.66%(F)       1.95%          1.95%(F)

Ratio of net investment loss to average
     net assets................................          (0.77)%(F)      (0.91)%(F)     (1.03)%        (0.62)%(F)

Portfolio turnover rate........................             85%(F)          62%(F)         52%            21%

------------------------------------------------------------------------------------------------------------------------------------

A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31 (Note 6).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.83%(F)for the period ended August 31, 1996.
(F) Annualized.

See accompanying notes to financial statements.
AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                                    Six Months
                                                       Ended      Seven Months        Year          Period
                                                   September 30,      Ended           Ended          Ended
                                                       1998         March 31,      August 31,     August 31,
                                                    (Unaudited)      1998(A)          1997          1996(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      15.81    $      16.29    $     10.95    $     10.00
                                                  ------------   --------------  -------------  -------------

Income (loss) from investment operations:
   Net investment loss.........................          (0.11)          (0.15)         (0.17)         (0.11)(C)
   Net realized and unrealized gains
     (losses) on investments...................          (2.28)          (0.33)          5.54           1.06
                                                  ------------   --------------  -------------  -------------
Total from investment operations...............          (2.39)          (0.48)          5.37           0.95
                                                  ------------   --------------  -------------  -------------

Less distributions:
   Distributions from net realized gains.......             --              --          (0.03)            --
                                                  ------------   --------------  -------------  -------------

Net asset value at end of period...............   $      13.42    $      15.81    $     16.29    $     10.95
                                                  ============   ==============  =============  =============

Total return(D) ...............................         (15.12)%         (2.95)%        49.09%          9.50%
                                                  ============   ==============  =============  =============

Net assets at end of period (000's)............   $     12,443    $     15,495    $    13,984    $     6,550
                                                  ============   ==============  =============  =============

Ratio of net expenses to average
     net assets(E).............................           1.95%(F)        1.95%(F)       1.94%          1.95%(F)

Ratio of net investment loss to average
     net assets................................          (1.37)%(F)      (1.66)%(F)     (1.57)%        (1.26)%(F)

Portfolio turnover rate........................            116%(F)          40%(F)         51%            16%

------------------------------------------------------------------------------------------------------------------------------------

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31 (Note 6).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.62% and 5.05%(F) for the periods ended August 31, 1997 and 1996, respectively.
(F) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1998 (Unaudited)
================================================================================
1.   Organization
The Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund (collectively, the Funds) are each a series of Countrywide Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Growth/Value Fund and Aggressive Growth Fund were originally organized as series of Trans Adviser Funds, Inc. (Note 6).

The Utility Fund seeks a high level of current income. Capital appreciation is a secondary objective. The Fund invests primarily in common, preferred and convertible preferred stocks of public utilities that currently pay dividends. The Fund also invests in investment grade bonds of public utilities. The public utilities industry includes companies that produce or supply electric power, natural gas, water, sanitary services, telecommunications and other communications services (but not radio or television broadcasters) for public use or consumption.

The Equity Fund seeks long-term growth of capital, current income and growth of income by investing primarily in dividend-paying common stocks. The Fund's investment adviser, in selecting securities for purchase, employs a quantitative screening strategy, searching for securities believed to offer above market growth at below market pricing.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuations may not reflect the prospect for accelerating earnings/cash flow growth. The Fund seeks to achieve its objective by investing primarily in common stocks but also in preferred stocks, convertible bonds and warrants of companies which, in the opinion of the Fund's investment adviser, are expected to achieve growth of investment principal over time. Investments are largely made in companies of greater than $750 million capitalization.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund seeks growth opportunities among companies of various sizes. The Fund seeks to achieve its objective by investing primarily in common stocks, but also in preferred stocks, convertible bonds, options and warrants of companies which, in the opinion of the Fund's investment adviser, are expected to achieve growth of investment principal over time. Many of these companies are in the small to medium-sized category (companies with market capitalizations of less than $750 million at the time of purchase).

The Utility Fund and Equity Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that
(i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   Significant Accounting Policies
The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of the Utility Fund and Equity Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The net asset value per share of the Growth/Value Fund and Aggressive Growth Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the Growth/Value Fund and Aggressive Growth Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price).

The redemption price per share of each Fund, including each class of shares with respect to the Utility Fund and Equity Fund, is equal to the net asset value per share. However, Class C shares of the Utility Fund and Equity Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Utility Fund and Equity Fund and annually to shareholders of the Growth/Value Fund and Aggressive Growth Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Utility Fund and Equity Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization costs -- Costs incurred by the Growth/Value Fund and Aggressive Growth Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1998:

-------------------------------------------------------------------------------------------------------------
                                                                                     Growth/      Aggressive
                                                      Utility        Equity           Value         Growth
                                                       Fund           Fund            Fund           Fund

-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation..................   $ 17,106,343    $ 10,970,245    $ 6,190,802    $ 2,199,982
Gross unrealized depreciation..................        (91,890)     (3,483,161)    (1,453,509)      (936,735)
                                                  ------------   --------------  -------------  -------------
Net unrealized appreciation....................   $ 17,014,453    $  7,487,084    $ 4,737,293    $ 1,263,247
                                                  ============   ==============  =============  =============
Federal income tax cost........................   $ 25,276,546    $ 33,546,712    $20,440,846    $11,159,466
                                                  ============   ==============  =============  =============
-------------------------------------------------------------------------------------------------------------

As of March 31, 1998, the Aggressive Growth Fund had capital loss carryforwards for federal income tax purposes of $114,898. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.  Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the six months ended September 30, 1998:

------------------------------------------------------------------------------------------------------------
                                                                                     Growth/      Aggressive
                                                      Utility        Equity           Value         Growth
                                                       Fund           Fund            Fund           Fund
------------------------------------------------------------------------------------------------------------
Purchases of investment securities.............   $         --    $ 10,076,760   $ 11,435,368    $ 8,050,615
                                                  ============   ==============  =============  =============
Proceeds from sales and maturities
     of investment securities..................   $  1,363,062   $   1,005,885   $ 13,251,629    $ 8,666,939
                                                  ============   ==============  =============  =============

4.   Transactions with Affiliates
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AGREEMENTS
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Utility Fund and Equity Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Growth/Value Fund and Aggressive Growth Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million.

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Growth/Value Fund and Aggressive Growth Fund. The Adviser (not the Funds) pays Mastrapasqua a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund's respective average daily net assets up to $50 million; 0.50% of such net assets from $50 million to $100 million; 0.40% of such net assets from $100 million to $200 million; and 0.35% of such net assets in excess of $200 million.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses of the Growth/Value Fund and Aggressive Growth Fund to 1.95% of each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $17 per shareholder account from each Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $3,000 from each of the Utility Fund and Equity Fund and $2,000 from each of the Growth/Value Fund and Aggressive Growth Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $1,907, $3,038, $326 and $155 from underwriting and broker commissions on the sale of shares of the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund, respectively, for the six months ended September 30, 1998. In addition, the Adviser collected $397 and $432 of contingent deferred sales loads on the redemption of Class C shares of the Utility Fund and Equity Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

5.  Capital Share Transactions
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------------------------
                                                             Utility                        Equity
                                                              Fund                           Fund

                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                   September 30,      Ended       September 30,      Ended
                                                       1998         March 31,         1998         March 31,
                                                    (Unaudited)       1998         (Unaudited)       1998
------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold....................................        102,200         441,718        519,825      1,675,833
Shares issued in reinvestment of distributions
   to shareholders.............................         27,236         105,777          2,744         22,496
Shares redeemed................................       (252,836)       (914,263)       (99,063)      (808,858)
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in shares outstanding..       (123,400)       (366,768)       423,506        889,471
Shares outstanding, beginning of period........      2,533,479       2,900,247      1,978,069      1,088,598
                                                  ------------   --------------  -------------  -------------

Shares outstanding, end of period..............     2,410,079        2,533,479      2,401,575      1,978,069
                                                  ============   ==============  =============  =============

CLASS C
Shares sold....................................        11,382           23,316         10,273         23,254
Shares issued in reinvestment of distributions
   to shareholders.............................         1,229            7,595             --          1,642
Shares redeemed................................       (29,188)         (65,381)       (51,343)       (26,402)
                                                  ------------   --------------  -------------  -------------

Net decrease in shares outstanding.............       (16,577)         (34,470)       (41,070)        (1,506)
Shares outstanding, beginning of period........       214,888          249,358        199,685        201,191
                                                  ------------   --------------  -------------  -------------

Shares outstanding, end of period..............       198,311          214,888        158,615        199,685
                                                  ============   ==============  =============  =============

--------------------------------------------------------------------------------------------------------------
                                                      Growth/Value                   Aggressive Growth
                                                          Fund                             Fund
                                            Six Months                       Six Months
                                               Ended  Seven Months   Year       Ended  Seven Months    Year
                                           September 30,  Ended      Ended  September 30,  Ended       Ended
                                               1998     March 31,  Aug. 31,     1998     March 31,   Aug. 31,
                                            (Unaudited)   1998       1997    (Unaudited)   1998        1997
--------------------------------------------------------------------------------------------------------------
Shares sold................................   139,252    392,494    751,684    135,201    304,821    418,585
Shares issued in reinvestment of
     distributions to shareholders.........        --     23,529     16,584         --         --        376
Shares redeemed............................  (243,943)  (343,315)  (434,401)  (188,131)  (183,404)  (158,580)
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net increase (decrease) in shares
     outstanding...........................  (104,691)    72,708    333,867    (52,930)   121,417    260,381
Shares outstanding, beginning of period.... 1,757,393  1,684,685  1,350,818    980,105    858,688    598,307
                                            ---------- ----------  ---------  ---------  ---------  ---------
Shares outstanding, end of period.......... 1,652,702  1,757,393  1,684,685    927,175    980,105    858,688
                                            ---------- ----------  ---------  ---------  ---------  ---------

6.  Agreement and Plan of Reorganization
The Growth/Value Fund and Aggressive Growth Fund were originally organized as series of Trans Adviser Funds, Inc. (Trans Adviser), an open-end management investment company incorporated under the laws of the State of Maryland. Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, each Fund, on August 29, 1997, succeeded to the assets and liabilities of a series of Trans Adviser with the same name (the Predecessor Fund). The investment objective, policies and restrictions of each Fund and its Predecessor Fund are substantially identical.

For federal income tax purposes, the reorganization of the Growth/Value Fund and Aggressive Growth Fund qualifies as a tax-free reorganization with no tax consequences to either Fund, its Predecessor Fund or their shareholders. In connection with the reorganization, the fiscal year-end of each Fund, subsequent to August 31, 1997 has been changed from August 31 to March 31.

UTILITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)

====================================================================================================================================
                                                                                                   Market
COMMON STOCKS -- 94.4%                                                            Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 46.8%
Baltimore Gas & Electric Co..............................................           50,050     $   1,670,419
Cinergy Corp.............................................................           50,000         1,912,500
Cleco Corp...............................................................           30,000         1,010,625
CMS Energy Corp..........................................................           60,000         2,613,750
DPL, Inc.................................................................           75,000         1,471,875
Duke Power Co............................................................           42,000         2,779,875
FPL Group, Inc...........................................................           45,000         3,135,938
Kansas City Power & Light Co.............................................           50,000         1,521,875
Northern States Power Co.................................................           60,000         1,683,750
Scana Corp...............................................................           60,000         2,013,750
                                                                                              ---------------
                                                                                               $  19,814,357
                                                                                              ---------------
TELECOMMUNICATIONS -- 34.8%
Ameritech Corp...........................................................           62,500     $   2,960,937
AT&T Corp................................................................           30,000         1,753,125
Bell Atlantic Corp.......................................................           50,000         2,421,875
BellSouth Corp...........................................................           50,000         3,762,500
GTE Corp.................................................................           45,000         2,475,000
Lucent Technologies, Inc.................................................           19,444         1,342,851
                                                                                              ---------------
                                                                                               $  14,716,288
                                                                                              ---------------
GAS COMPANIES -- 7.6%
MCN Corp.................................................................           70,000     $   1,194,375
Oneok, Inc...............................................................           25,000           850,000
Wicor, Inc...............................................................           50,000         1,193,750
                                                                                              ---------------
                                                                                               $   3,238,125
                                                                                              ---------------
WATER COMPANIES -- 5.2%
American Water Works, Inc................................................           70,000     $   2,196,250
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $23,062,956)...................................                      $  39,965,020
                                                                                              ---------------

====================================================================================================================================
                                                                                   Par             Market
CORPORATE BONDS -- 5.2%                                                            Value             Value
------------------------------------------------------------------------------------------------------------------------------------
Dayton Power & Light Co., 8.40%, 12/01/22................................     $  1,000,000     $   1,055,423
New York Telephone Co., 9.375%, 7/15/31..................................        1,000,000         1,143,556
                                                                             --------------   ---------------

TOTAL CORPORATE BONDS (Amortized Cost $2,086,590)........................     $  2,000,000     $   2,198,979
                                                                             ==============   ---------------

                                                                             UTILITY FUND (continued)
====================================================================================================================================
                                                                                   Par             Market
U. S. GOVERNMENT AGENCY ISSUES-- 0.3%                                             Value             Value

------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note, 10/01/98 (Amortized Cost $127,000).     $    127,000     $     127,000
                                                                             ==============   ---------------

TOTAL INVESTMENT SECURITIES-- 99.9% (Amortized Cost $25,276,546).........                      $  42,290,999

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.1% ............................                             27,386
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                       $ 42,318,385
                                                                                              ===============


See accompanying notes to financial statements.

EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)

====================================================================================================================================
                                                                                                   Market
COMMON STOCKS -- 91.4%                                                            Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL -- 31.6%
Albertson's, Inc.........................................................           15,000     $     811,875
American Home Products Corp..............................................           20,000         1,047,500
Johnson & Johnson........................................................           22,000         1,721,500
Merck & Co., Inc.........................................................           10,000         1,295,625
Newell Co................................................................           30,000         1,381,875
PepsiCo, Inc.............................................................           35,000         1,030,313
Pfizer, Inc..............................................................           20,000         2,118,750
Procter & Gamble Co......................................................           25,000         1,773,437
Sara Lee Corp............................................................           17,000           918,000
Schering-Plough Corp.....................................................           12,000         1,242,750
United Healthcare Corp...................................................           24,000           840,000
                                                                                              ---------------
                                                                                               $  14,181,625
                                                                                              ---------------
FINANCIAL SERVICES -- 17.4%
AFLAC, Inc...............................................................           40,000     $   1,142,500
American International Group.............................................           16,500         1,270,500
Bank of New York Co., Inc................................................           60,000         1,642,500
Freddie Mac..............................................................           30,000         1,483,125
Horace Mann Educators Corp...............................................           40,000         1,200,000
Norwest Corp.............................................................           30,000         1,074,375
                                                                                              ---------------
                                                                                               $   7,813,000
                                                                                              ---------------
TECHNOLOGY -- 13.3%
Compaq Computer Corp. ...................................................           40,000     $   1,265,000
Hewlett-Packard Co.......................................................           17,500           926,406
Intel Corp...............................................................           20,000         1,715,000
Loral Space & Communications* ...........................................           11,000           162,250
Lucent Technologies, Inc.................................................            3,888           268,515
Motorola, Inc............................................................            9,000           384,188
Sun Microsystems, Inc.*..................................................           25,000         1,245,312
                                                                                              ---------------
                                                                                               $   5,966,671
                                                                                              ---------------
CONSUMER, CYCLICAL -- 11.3%
Gap, Inc.................................................................           30,000     $   1,582,500
Mattel, Inc..............................................................           40,000         1,120,000
McDonald's Corp..........................................................           23,000         1,372,812
The Walt Disney Co.......................................................           39,000           987,188
                                                                                              ---------------
                                                                                               $   5,062,500
                                                                                              ---------------
ENERGY -- 6.7%
Apache Corp..............................................................           35,000     $     938,438
Baker Hughes, Inc........................................................           35,000           732,812
Enron Corp...............................................................           25,000         1,320,312
                                                                                              ---------------
                                                                                               $   2,991,562
                                                                                              ---------------
INDUSTRIAL -- 5.0%
Deere & Co...............................................................           18,000     $     544,500
Diebold, Inc.............................................................           30,000           660,000
Emerson Electric Co......................................................           17,000         1,058,250
                                                                                              ---------------
                                                                                               $   2,262,750
                                                                                              ---------------

EQUITY FUND (continued)
====================================================================================================================================
                                                                                                   Market
COMMON STOCKS -- 91.4%                                                            Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS -- 3.1%
duPont (E.I.) de Nemours & Co............................................           25,000     $   1,403,125
                                                                                              ---------------

CONGLOMERATES -- 3.0%
General Electric Co......................................................           17,000     $   1,352,563
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $33,546,712)...................................                      $  41,033,796
                                                                                              ---------------

====================================================================================================================================
                                                                                  Face             Market
REPURCHASE AGREEMENTS (1)-- 8.6%                                                  Value             Value
------------------------------------------------------------------------------------------------------------------------------------
Bank One, N.A., 5.62%, dated 9/30/98, due 10/01/98,
     repurchase proceeds $3,855,602......................................    $   3,855,000    $    3,855,000
                                                                             --------------   ---------------

TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS-- 100.0% ..................                      $  44,888,796

LIABILITIES IN EXCESS OF OTHER ASSETS--  (0.0%) .........................                            (13,894)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  44,874,902
                                                                                              ===============

* Non-income producing security.
(1)Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)

====================================================================================================================================
                                                                                                   Market
COMMON STOCKS -- 99.4%                                                            Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 31.1%
Compaq Computer Corp.....................................................           19,000     $     600,875
Compuware Corp.*.........................................................           10,000           588,750
EMC Corp.*...............................................................           16,000           915,000
Intel Corp...............................................................           11,000           943,250
International Business Machines Corp.....................................            7,000           896,000
Lexmark International Group, Inc. - Class A*.............................            9,500           658,469
Novell, Inc.*............................................................           89,000         1,090,250
Oracle Corp.*............................................................           38,500         1,121,312
Sun Microsystems, Inc.*..................................................           20,000           996,250
                                                                                              ---------------
                                                                                               $   7,810,156
                                                                                              ---------------
HEALTH CARE -- 26.3%
Allegiance Corp..........................................................           12,000     $     357,000
Amgen, Inc.*.............................................................            8,000           604,500
Baxter International, Inc................................................           11,000           654,500
Becton, Dickinson and Co.................................................           10,000           411,250
Bristol-Myers Squibb Co..................................................            8,000           831,000
Columbia/HCA Healthcare Corp.............................................           17,000           341,062
Health Management Associates, Inc. - Class A*............................           16,875           307,969
Integrated Health Services, Inc..........................................           12,000           201,750
Pharmacia & Upjohn, Inc..................................................           16,000           803,000
Schering-Plough Corp.....................................................           20,000         2,071,250
                                                                                              ---------------
                                                                                               $   6,583,281
                                                                                              ---------------
RETAIL -- 12.3%
Consolidated Stores Corp.*...............................................           25,000     $     490,625
CVS Corp.................................................................           20,000           876,250
Safeway, Inc.*...........................................................           15,000           695,625
Walgreen Co..............................................................            4,600           202,688
Wal-Mart Stores, Inc.....................................................           15,000           819,375
                                                                                              ---------------
                                                                                               $   3,084,563
                                                                                              ---------------
FINANCIAL SERVICES -- 9.0%
Ace, Ltd.................................................................           30,000     $     900,000
Concord EFS, Inc.*.......................................................           29,700           766,631
National Data Corp.......................................................           19,000           586,625
                                                                                              ---------------
                                                                                               $   2,253,256
                                                                                              ---------------
CONGLOMERATES -- 3.6%
Philip Morris Companies, Inc.............................................           19,500     $     898,219
                                                                                              ---------------


ENERGY -- 3.5%
McDermott International, Inc.............................................           10,000     $     269,375
Schlumberger, Ltd........................................................           12,000           603,750
                                                                                              ---------------
                                                                                               $     873,125
                                                                                              ---------------

GROWTH/VALUE FUND (continued)
====================================================================================================================================
                                                                                                   Market
COMMON STOCKS -- 99.4% (continued)                                                Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES -- 3.4%
The Williams Companies, Inc..............................................           30,000     $     862,500
                                                                                              ---------------

ENTERTAINMENT -- 3.2%
Carnival Corp. - Class A.................................................           25,000     $     795,312
                                                                                              ---------------

TELECOMMUNICATIONS -- 3.0%
Sprint Corp..............................................................           10,500     $     756,000
                                                                                              ---------------

CONSUMER PRODUCTS -- 1.9%
Rubbermaid, Inc..........................................................           20,000     $     478,750
                                                                                              ---------------

ENVIRONMENTAL -- 1.2%
U.S. Filter Corp.*.......................................................            7,500     $     120,000
Waste Management, Inc.*..................................................            3,625           174,227
                                                                                              ---------------
                                                                                               $     294,227
                                                                                              ---------------
TRANSPORTATION -- 0.9%
MotivePower Industries, Inc.*............................................           10,000     $     233,750
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $20,185,846)...................................                      $  24,923,139
                                                                                              ---------------

====================================================================================================================================
                                                                                   Par             Market
U. S. GOVERNMENT AGENCY ISSUES-- 1.0%                                             Value             Value
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note, 10/01/98 (Amortized Cost $255,000).     $    255,000     $     255,000
                                                                             --------------   ---------------

TOTAL INVESTMENT SECURITIES--100.4% (Amortized Cost $20,440,846) ........                      $  25,178,139

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.4%) ..........................                           (93,529)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  25,084,610
                                                                                              ---------------

* Non-income producing security.

See accompanying notes to financial statements.

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
====================================================================================================================================
                                                                                                   Market
COMMON STOCKS -- 98.8%                                                            Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 39.6%
Compuware Corp.*.........................................................            7,500     $     441,563
EMC Corp.*...............................................................           10,000           571,875
Gateway 2000, Inc.*......................................................            8,000           417,000
Intel Corp...............................................................            4,500           385,875
Lexmark International Group, Inc. - Class A*.............................            4,500           311,906
Micron Electronics, Inc.*................................................           25,000           437,500
Novell, Inc.*............................................................           55,000           673,750
Oracle Corp.*............................................................           11,250           327,656
SCI Systems, Inc.*.......................................................            9,000           242,438
SMART Modular Technologies, Inc.*........................................           30,000           616,875
Sun Microsystems, Inc.*..................................................           10,000           498,125
                                                                                              ---------------

                                                                                               $   4,924,563
                                                                                              ---------------
HEALTH CARE -- 27.7%
Allegiance Corp..........................................................           14,000     $     416,500
Alternative Living Services, Inc.*.......................................           10,000           267,500
Amgen, Inc.*.............................................................            6,200           468,488
Capital Senior Living Corp.*.............................................           14,800           151,700
Columbia/HCA Healthcare Corp.............................................           12,000           240,750
Elan Corp. plc - ADR*....................................................            5,000           360,313
Forest Laboratories, Inc.*...............................................           10,000           343,750
Health Management Associates, Inc. - Class A*............................           22,500           410,625
Integrated Health Services, Inc..........................................            8,000           134,500
Pharmacia & Upjohn, Inc..................................................            9,000           451,687
Sunrise Assisted Living, Inc.*...........................................            6,000           205,875
                                                                                              ---------------
                                                                                               $   3,451,688
                                                                                              ---------------
FINANCIAL SERVICES -- 9.7%
Ace, Ltd.................................................................           18,000     $     540,000
Concord EFS, Inc.*.......................................................           15,000           387,187
National Data Corp.......................................................            9,000           277,875
                                                                                              ---------------
                                                                                               $   1,205,062
                                                                                              ---------------
RETAIL -- 9.6%
Consolidated Stores Corp.*...............................................           12,500     $     245,312
CVS Corp.................................................................           10,500           460,031
Food Lion, Inc. - Class A................................................           15,000           159,375
Walgreen Co..............................................................            7,400           326,063
                                                                                              ---------------
                                                                                               $   1,190,781
                                                                                              ---------------
TELECOMMUNICATIONS -- 3.0%
Sprint Corp..............................................................            5,200     $     374,400
                                                                                              ---------------

ENTERTAINMENT -- 2.6%
Carnival Corp. - Class A.................................................           10,000     $     318,125
                                                                                              ---------------

AGGRESSIVE GROWTH FUND (continued)
====================================================================================================================================
                                                                                                   Market
COMMON STOCKS -- 98.8% (continued)                                                Shares             Value

------------------------------------------------------------------------------------------------------------------------------------
ENERGY -- 2.5%
McDermott International, Inc.............................................            7,000     $     188,563
Schlumberger, Ltd........................................................            2,500           125,781
                                                                                              ---------------
     ....................................................................                      $     314,344
                                                                                              ---------------
UTILITIES -- 2.3%
The Williams Companies, Inc..............................................           10,000     $     287,500
                                                                                              ---------------

CONSUMER PRODUCTS -- 1.9%
Rubbermaid, Inc..........................................................           10,000     $     239,375

                                                                                               --------------

TRANSPORTATION -- 0.9%
MotivePower Industries, Inc.*............................................            5,000     $     116,875
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $11,159,466) ..................................                      $  12,422,713

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2% ............................                             20,038
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  12,442,751
                                                                                              ===============

* Non-income producing security.
  ADR - American depositary receipt.

See accompanying notes to financial statements.